Income Taxes - Summary of Open Tax Years for the Company's Major Tax Jurisdictions (Detail)	12 Months Ended
Dec. 31, 2021
U.S. Federal [Member] | Tax Year 2020 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
U.S. Federal [Member] | Tax Year 2017 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
U.S. State [Member] | Tax Year 2020 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
U.S. State [Member] | Tax Year 2017 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
Netherlands [Member] | Tax Year 2020 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Netherlands [Member] | Tax Year 2017 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019